Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets [Line Items]
Statutory reserve funds, percentage	50.00%
Statutory reserve	$ 42,651,357	$ 39,391,470
PRC [Member]
Restricted Net Assets [Line Items]
Percentage after tax profits	10.00%